Expenses by Nature	12 Months Ended
Dec. 31, 2024
Expenses by Nature [Abstract]
Expenses by nature
27.	Expenses by nature

	Year ended December 31,
	2022	2023	2024
Employee benefit expenses	$9,736,015	$17,638,494	$22,749,535
Media cost in cost of revenue	6,900,142	8,120,698	8,245,555
Depreciation expenses on property, plant and equipment	39,078	159,993	149,886
Depreciation expenses on right-of-use assets	394,184	865,790	987,745
Depreciation expenses on investment property	-	-	1,857
Amortization expenses	1,058,392	1,809,774	2,101,080
Professional fees	2,407,919	7,309,660	10,043,094
Listing expenses (Note 1)	-	-	38,160,746
Impairment loss on intangible assets (Note 2)	-	298,424	29,026,050

Note 1: please refer to Note 35 for details.

Note 2: please refer to Note 11 for details.